Condensed Statements of Changes in Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit - USD ($)	Total	Initial Public Offering [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Initial Public Offering [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Initial Public Offering [Member]	Class A common stock [Member] Common Stock [Member]	Class A common stock [Member] Common Stock [Member] Initial Public Offering [Member]	Class B Common Stock [Member] Common Stock [Member]
Balance at the beginning at Apr. 18, 2021	$ 0			$ 0		$ 0		$ 0		$ 0
Balance at the beginning (in shares) at Apr. 18, 2021								0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of founder shares	25,000	$ 0		24,310	$ 0	0	$ 0		$ 248,427,879	$ 690
Issuance of founder shares (in shares)								27,600,000		6,900,000
Sale of founder shares to Salient Client Accounts	2,698			2,698		0
Excess proceeds over fair value of private warrants	1,263,600			1,263,600		0
Accretion of ordinary shares subject to possible redemption	(33,092,121)			(1,290,608)		(31,801,513)		$ 33,092,121
Net income (loss)	9,460,263		$ 9,460,263			9,460,263
Balance at the end at Dec. 31, 2021	(22,340,560)			0		(22,341,250)		$ 281,520,000		$ 690
Balance at the end (in shares) at Dec. 31, 2021								27,600,000		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of ordinary shares subject to possible redemption	(20,308)					(20,308)		$ 20,308
Net income (loss)	5,880,541					5,880,541
Balance at the end at Mar. 31, 2022	(16,480,327)			0		(16,481,017)		$ 281,540,308		$ 690
Balance at the end (in shares) at Mar. 31, 2022								27,600,000		6,900,000
Balance at the beginning at Dec. 31, 2021	(22,340,560)			0		(22,341,250)		$ 281,520,000		$ 690
Balance at the beginning (in shares) at Dec. 31, 2021								27,600,000		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	11,637,242		11,637,242
Balance at the end at Sep. 30, 2022	(12,338,145)			0		(12,338,835)		$ 283,154,827		$ 690
Balance at the end (in shares) at Sep. 30, 2022								27,600,000		6,900,000
Balance at the beginning at Dec. 31, 2021	(22,340,560)			0		(22,341,250)		$ 281,520,000		$ 690
Balance at the beginning (in shares) at Dec. 31, 2021								27,600,000		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of ordinary shares subject to possible redemption	(3,986,568)					(3,986,568)		$ 3,986,568
Net income (loss)	14,334,250		14,334,250			14,334,250
Balance at the end at Dec. 31, 2022	(11,992,878)			0		(11,993,568)		$ 285,506,568		$ 690
Balance at the end (in shares) at Dec. 31, 2022								27,600,000		6,900,000
Balance at the beginning at Mar. 31, 2022	(16,480,327)			0		(16,481,017)		$ 281,540,308		$ 690
Balance at the beginning (in shares) at Mar. 31, 2022								27,600,000		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of ordinary shares subject to possible redemption	(368,774)					(368,774)		$ 368,774
Net income (loss)	1,494,631					1,494,631
Balance at the end at Jun. 30, 2022	(15,354,470)			0		(15,355,160)		$ 281,909,082		$ 690
Balance at the end (in shares) at Jun. 30, 2022								27,600,000		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of ordinary shares subject to possible redemption	(1,245,745)					(1,245,745)		$ 1,245,745
Net income (loss)	4,262,070		4,262,070			4,262,070
Balance at the end at Sep. 30, 2022	(12,338,145)			0		(12,338,835)		$ 283,154,827		$ 690
Balance at the end (in shares) at Sep. 30, 2022								27,600,000		6,900,000
Balance at the beginning at Dec. 31, 2022	(11,992,878)			0		(11,993,568)		$ 285,506,568		$ 690
Balance at the beginning (in shares) at Dec. 31, 2022								27,600,000		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of ordinary shares subject to possible redemption	(1,288,233)					(1,288,233)		$ 1,288,233
Redemption of Class A ordinary shares subject to possible redemption								$ (255,875,758)
Redemption of Class A ordinary shares subject to possible redemption (in shares)								(24,703,445)
Net income (loss)	(1,446,111)					(1,446,111)
Balance at the end at Mar. 31, 2023	(14,727,222)			0		(14,727,912)		$ 30,919,043		$ 690
Balance at the end (in shares) at Mar. 31, 2023								2,896,555		6,900,000
Balance at the beginning at Dec. 31, 2022	(11,992,878)			0		(11,993,568)		$ 285,506,568		$ 690
Balance at the beginning (in shares) at Dec. 31, 2022								27,600,000		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Waiver of deferred underwriters fee	9,234,960
Net income (loss)	(2,225,459)		(2,225,459)
Balance at the end at Sep. 30, 2023	(7,745,947)			0		(7,746,637)		$ 32,393,380		$ 690
Balance at the end (in shares) at Sep. 30, 2023								2,896,555		6,900,000
Balance at the beginning at Mar. 31, 2023	(14,727,222)			0		(14,727,912)		$ 30,919,043		$ 690
Balance at the beginning (in shares) at Mar. 31, 2023								2,896,555		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of ordinary shares subject to possible redemption	(712,810)					(712,810)		$ 712,810
Waiver of deferred underwriters fee	9,234,960					9,234,960
Net income (loss)	(1,411,072)					(1,411,072)
Balance at the end at Jun. 30, 2023	(7,616,144)			0		(7,616,834)		$ 31,631,853		$ 690
Balance at the end (in shares) at Jun. 30, 2023								2,896,555		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of ordinary shares subject to possible redemption	(761,527)					(761,527)		$ 761,527
Net income (loss)	631,724		$ 631,724			631,724
Balance at the end at Sep. 30, 2023	$ (7,745,947)			$ 0		$ (7,746,637)		$ 32,393,380		$ 690
Balance at the end (in shares) at Sep. 30, 2023								2,896,555		6,900,000